Income tax (Details 6) $ in Thousands	Jun. 30, 2022 ARS ($)
Statement [Line Items]
Total cumulative tax loss carry-forwards	$ 4,955
Argentina [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	9,000
Brazil [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	3,036
Argentina 1 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	130,000
Argentina 2 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	261,000
Argentina 3 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	441,000
Argentina 4 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	331,000
Argentina 5 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	$ 747,000